Unconsolidated Structured Entities	12 Months Ended
Dec. 31, 2023
Disclosure of unconsolidated structured entities [abstract]
Unconsolidated Structured Entities
42. Unconsolidated Structured Entities
42.1 Nature, purpose, and activities of the unconsolidated structured entities and how the structured entities are financed, are as follows:

Nature	Purpose	Activity	Method of financing
Structured financing	Granting PF loans to SOC and real estate Granting loans to ships/aircrafts SPC	Construction of SOC and real estate Building ships, construction and purchase of aircrafts	Loan commitments through credit line, providing credit line, and investment agreements

Investment funds	Investment in beneficiary certificates Investment in PEF and partnerships	Management of fund assets Payment of fund fees and allocation of fund profits	Sales of beneficiary certificate instruments Investment from general partners and limited partners

Trusts	Management of financial trusts; — Development trust — General unspecified money trust — Trust whose principal is not guaranteed — Other trusts	Management of trusted financial assets Payment of trust fees and allocation of trust profits.	Sales of trusted financial instruments

Asset-backed securitization	Early cash generation through transfer of securitized assets Fees earned through services to SPC, such as providing lines of credit and ABCP purchase commitments	Fulfillment of asset-backed securitization plan Purchase and collection of securitized assets Issuance and repayment of ABS and ABCP	Issuance of ABS and ABCP based on securitized assets

42.2 Details of scale of unconsolidated structured entities and nature of the risks associated with the Group’s interests in unconsolidated structured entities as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Structured financing		Investment funds		Trusts		Asset-backed securitization and others		Total
	(In millions of Korean won)
Total assets of unconsolidated structured entities	￦	110,862,054	￦	455,292,775	￦	5,516,039	￦	144,018,286	￦	715,689,154
Carrying amount in the financial statements
Assets:
Financial assets at fair value through profit or loss	￦	105,637	￦	13,462,390	￦	298,169	￦	3,566,948	￦	17,433,144
Loans measured at amortized cost		8,829,758		469,777		163,220		3,037,020		12,499,775
Financial investments		1,012		—		—		7,893,604		7,894,616
Investments in associates		—		335,746		—		—		335,746
Other assets		6,663		1,504		242,853		5,950		256,970

	￦	8,943,070	￦	14,269,417	￦	704,242	￦	14,503,522	￦	38,420,251

Liabilities:
Deposits	￦	1,596,011	￦	41,288	￦	—	￦	219,641	￦	1,856,940
Derivative financial liabilities		437		2,102		—		698		3,237
Other liabilities		3,044		11		—		54,425		57,480

	￦	1,599,492	￦	43,401	￦	—	￦	274,764	￦	1,917,657

Maximum exposure *
Assets held	￦	8,943,070	￦	14,269,417	￦	704,242	￦	14,503,522	￦	38,420,251
Purchase and investment commitments		227,098		6,301,588		144,269		678,564		7,351,519
Unused credit		1,380,348		—		8,547		6,161,171		7,550,066
Acceptances and guarantees and loan commitments		1,015,619		—		—		20,000		1,035,619

	￦	11,566,135	￦	20,571,005	￦	857,058	￦	21,363,257	￦	54,357,455

Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Investments / loans and investment agreements		Trust paying dividends by results: Total amount of trust exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees

	December 31, 2023
	Structured financing		Investment funds		Trusts		Asset-backed securitization and others		Total
		(In millions of Korean won)
Total assets of unconsolidated structured entities	￦	114,891,212	￦	593,418,756	￦	4,893,076	￦	142,477,227	￦	855,680,271
Carrying amount in the financial statements
Assets:
Financial assets at fair value through profit or loss	￦	98,771	￦	15,553,522	￦	7,249	￦	4,895,929	￦	20,555,471
Loans measured at amortized cost		11,487,358		580,121		112,867		2,959,032		15,139,378
Financial investments		—		—		—		10,382,744		10,382,744
Investments in associates		—		418,484		—		—		418,484
Other assets		7,823		1,919		686,208		11,969		707,919

	￦	11,593,952	￦	16,554,046	￦	806,324	￦	18,249,674	￦	47,203,996

Liabilities:
Deposits	￦	2,202,888	￦	52,921	￦	—	￦	359,418	￦	2,615,227
Derivative financial liabilities		—		288		—		—		288
Other liabilities		4,442		43		57		2,082		6,624

	￦	2,207,330	￦	53,252	￦	57	￦	361,500	￦	2,622,139

Maximum exposure *
Assets held	￦	11,593,952	￦	16,554,046	￦	806,324	￦	18,249,674	￦	47,203,996
Purchase and investment commitments		471,052		6,138,638		10,250		1,183,800		7,803,740
Unused credit		1,406,447		—		36,672		5,006,963		6,450,082
Acceptances and guarantees and loan commitments		792,848		—		—		15,405		808,253

	￦	14,264,299	￦	22,692,684	￦	853,246	￦	24,455,842	￦	62,266,071

Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Investments / loans and Investment agreements		Trust paying dividends by results: Total amount of trust exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees

*	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.